Stock-Based Compensation - Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock-based compensation
Stock-based compensation expense	$ 36,902	$ 26,399	$ 13,779
Amortization period	4 years
Cost of revenues
Stock-based compensation
Stock-based compensation expense	$ 2,616	1,196	755
Sales and marketing
Stock-based compensation
Stock-based compensation expense	5,357	3,209	1,583
Product development
Stock-based compensation
Stock-based compensation expense	15,076	10,210	4,392
General and administrative
Stock-based compensation
Stock-based compensation expense	$ 13,853	$ 11,784	$ 7,049